SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Net operating losses carryforward		$ 16,566	$ 11,163
Operating lease liabilities		167	210
Employee benefits		69	64
Inventory write off		664	277
Warrants liability			6
Unrealized loss on digital assets	[1]	6,971
Research and development expenses		998	1,143
Issuance costs		209	11
Total deferred tax assets		25,644	12,874
Less deferred tax liabilities (related to right of use assets)		(167)	(224)
Deferred tax assets, net		25,477	12,650
Less valuation allowance for deferred tax assets		(25,477)	(12,650)
Deferred tax assets
Valuation allowance at beginning of year		(12,650)	(9,792)
Changes in valuation allowance		(12,827)	(2,858)
Valuation allowance at end of year		$ (25,477)	$ (12,650)

[1]	The Company establishes a deferred tax asset if the fair market value of bitcoin at the reporting date is lower than the cost basis of the Company’s bitcoin holdings at such reporting date, and any subsequent increases or decreases in the fair market value of bitcoin increases or decreases the deferred tax asset. The Company has established a valuation allowance against the deferred tax asset as there is currently no expectation of taxable income from bitcoin or realization of gains. If the fair market value of bitcoin increases to the point where the fair market value exceeds the Company’s tax basis in bitcoin, the deferred tax asset reverses and a deferred tax liability for the unrealized gain would be recorded.